Earnings (Loss) Per Share - Schedule of Weighted-Average Number of Ordinary Shares (Diluted) (Details) - Number of shares [Member] - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of shares
Weighted-average number of ordinary shares (basic)	673,044,737	544,906,149	544,906,149
Effect of warrants	31,118,361
Weighted average number of ordinary shares (diluted)	704,163,099	544,906,149	544,906,149